PodcastOne Bridge Loan (Details) - Schedule of Fair Value of the PC1 Warrants is Measured in Accordance with ASC 820 Fair Value Measurement - $ / shares			12 Months Ended
	Sep. 08, 2023	Jul. 15, 2022	Mar. 31, 2023
Schedule of Fair Value of the PC1 Warrants is Measured in Accordance with ASC 820 Fair Value Measurement [Abstract]
Expected dividend yield
Expected stock-price volatility	71.10%	88.80%	71.50%
Risk-free interest rate	4.43%	3.02%	4.86%
Simulated share price (in Dollars per share)	$ 4.39	$ 5.33	$ 2.64
Exercise price (in Dollars per share)	$ 3	$ 5.22	$ 2.64